Note 4(c) - Vessels Held for Sale (Details Textual) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Sep. 01, 2021	Aug. 23, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets Held-for-sale, Not Part of Disposal Group, Current, Total			$ 25,887	$ 24,340
M/T Nord Valiant [Member]
Impairment of Long-Lived Assets to be Disposed of			1,160
Assets Held-for-sale, Not Part of Disposal Group, Current, Total			$ 25,887
M/T Nord Valiant [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 26,350	$ 26,350